INTANGIBLE ASSETS, NET - Estimated amortization expense relating to intangible assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
2020	¥ 154
2021	36
Net book value	¥ 190	¥ 21,179